Taxation (Details) - Schedule of Profit (loss) from continuing operations before income taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Profit (loss) from continuing operations before income taxes [Abstract]
Non-PRC	$ (29,385)	$ (31,895)	$ (43,630)
PRC	(6,298)	(637)	(25,097)
Profit before income taxes	$ (35,683)	$ (32,532)	$ (68,727)